Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
REGULATORY ASSETS AND LIABILITIES	REGULATORY ASSETS AND LIABILITIES
The Company has recorded regulatory assets and liabilities (in millions) that it expects to pass through to its customers in accordance with, and subject to, regulatory provisions as follows:

December 31,	2022	2021	Recovery/Refund Period
Regulatory assets
Current regulatory assets:
AES Indiana deferred fuel and purchased power costs	$80	$9	1 year
El Salvador energy pass through costs recovery	78	80	Quarterly
Other	79	79	1 year
Total current regulatory assets	237	168
Noncurrent regulatory assets:
AES Indiana Petersburg Units 1 and 2 retirement costs	287	300	Over life of assets
AES Indiana and AES Ohio defined benefit pension obligations (1)	194	191	Various
AES Indiana environmental costs	73	76	Various
AES Indiana deferred Midwest ISO costs	34	48	4 years
AES Indiana deferred fuel and purchased power costs	21	84	2 years
Other	115	135	Various
Total noncurrent regulatory assets	724	834
Total regulatory assets	$961	$1,002
Regulatory liabilities
Current regulatory liabilities:
Overcollection of costs to be passed back to customers	$46	$18	1 year
Other	18	1	Various
Total current regulatory liabilities	64	19
Noncurrent regulatory liabilities:
AES Indiana and AES Ohio accrued costs of removal and AROs	657	868	Over life of assets
AES Indiana and AES Ohio income taxes payable to customers through rates	134	158	Various
Other	22	30	Various
Total noncurrent regulatory liabilities	813	1,056
Total regulatory liabilities	$877	$1,075
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(1)Past expenditures on which the Company earns a rate of return.
Our regulatory assets and current regulatory liabilities primarily consist of under or overcollection of costs that are generally non-controllable, such as purchased electricity, energy transmission, fuel costs, and other sector costs. These costs are recoverable or refundable as defined by the laws and regulations in our markets. Our regulatory assets also include defined pension and postretirement benefit obligations equal to the previously unrecognized actuarial gains and losses and prior service costs that are expected to be recovered through future rates. Additionally, our regulatory assets include the carrying value of AES Indiana's Petersburg Unit 1 at its retirement date and the expected carrying value of Petersburg Unit 2 at its anticipated retirement date, which are amortized over the life of the assets beginning on the dates of retirement. Other current and noncurrent regulatory assets primarily consist of:
•Undercollections on rate riders such as demand side management costs and deferred Midwest ISO costs at AES Indiana and competitive bidding and energy efficiency costs at AES Ohio;
•Deferred TDSIC costs and unamortized premiums reacquired or redeemed on long-term debt, which are amortized over the lives of the original issuances, at AES Indiana; and
•Vegetation management costs, decoupling deferral, and storm costs at AES Ohio.
Our noncurrent regulatory liabilities primarily consist of obligations for removal costs which do not have an associated legal retirement obligation. Our noncurrent regulatory liabilities also include deferred income taxes related to differences in income recognition between tax laws and accounting methods, which will be passed through to our regulated customers via a decrease in future retail rates.
In the accompanying Consolidated Balance Sheets, current regulatory assets and liabilities are reflected in Other current assets and Accrued and other liabilities, respectively, and noncurrent regulatory assets and liabilities are reflected in Other noncurrent assets and Other noncurrent liabilities, respectively. All of the regulatory assets and liabilities as of December 31, 2022 and December 31, 2021 are related to the Utilities SBU.